Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by operating activities:
Net income (loss)		$ 13,440	$ (1,263)	$ (1,163)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment gains (losses) and change in fair value of equity securities, net		115	(564)	(77)
Change in annuity-related options, derivatives, and gross reserves		3,974	(12,437)	(71,181)
Purchase of trading securities		(134,228)	(36,109)	(4,780)
Sale of trading securities		131,147	33,580	2,927
Deferred income tax expense (benefit)		2,922	(14,008)	(7,907)
Charges to policy account balances		(1,863)	(604)	(173)
Interest credited to policy account balances		25,624	17,342	24,336
Amortization of discount, net		493	764	(409)
Change in:
Accrued investment income		(369)	(6,427)	665
Receivables and other assets		(686)	(5,751)	(4,777)
Reinsurance recoverables		(501)	(505)	(590)
Deferred acquisition costs	[1]	4,814	(8,165)	(15,064)
Future policy benefit reserves		(10,888)	70,637	121,202
Policy and contract claims		614	1,370	1,259
Unearned premiums		87	(9)	(17)
Other policyholder funds		(1,080)	(1,029)	402
Other liabilities		(7,892)	16,239	437
Total adjustments		12,283	54,324	46,253
Net cash provided by operating activities		25,723	53,061	45,090
Cash flows used in investing activities:
Purchase of fixed-maturity securities		(211,621)	(176,948)	(62,126)
Sale and other redemptions of fixed-maturity securities		112,237	113,930	57,669
Matured fixed-maturity securities		24,681	15,600	6,510
Purchase of derivatives securities, net		(8,369)	(5,546)	(174)
Sale of derivatives securities, net		(7,762)	5,205	0
Net change in short-term securities		0	13,728	(13,728)
Other, net		(61)	(22)	10
Net cash used in investing activities		(90,895)	(34,053)	(11,839)
Cash flows provided by (used in) financing activities:
Policyholders' deposits to account balances		140,426	56,693	17,043
Policyholders' withdrawals from account balances		(36,238)	(67,832)	(45,731)
Policyholders' net transfers between account balances		892	1,031	182
Change in amounts drawn in excess of bank balances		(2,100)	633	184
Net cash provided by (used in) financing activities		102,980	(9,475)	(28,322)
Net change in cash and cash equivalents		37,808	9,533	4,929
Cash and cash equivalents at beginning of year		37,172	27,639	22,710
Cash and cash equivalents at end of year		$ 74,980	$ 37,172	$ 27,639

[1]	** See note 9 for aggregate gross amortization of deferred acquisition costs.